Prudential Investments LLC

100 Mulberry Street

Gateway Center Three

Newark, New Jersey 07102-3777

May 2, 2006

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC  20549

RE:          The Prudential Variable Contract Account-10 (the “Fund”)

Registration Nos. 2-76580 and 811-03421

Dear Sir/Madam:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Fund does not differ from that contained in Post-Effective Amendment No. 42 to the Fund’s registration statement. This Post-Effective Amendment to the Fund’s registration statement was filed electronically via EDGAR on April 28, 2006.

Please call the undersigned at (973) 802-6469 with any questions you may have.

Very truly yours,

/s/ Jonathan D. Shain
Jonathan D. Shain
Vice President & Corporate Counsel